10. Intangible Assets (Details - Future Amortization) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 276
2021	276
2022	276
2023	276
2024	276
Thereafter	148
Intangible assets, Net	$ 1,528	$ 1,801